Document and Entity Information	Oct. 28, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001855457
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40856
Entity Tax Identification Number	86-3078783
Entity Address, Address Line One	3700 Mansell Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30022
City Area Code	877
Local Phone Number	710-5673
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	KORE
Security Exchange Name	NYSE
Common Stock Underlying Private Placement Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	KORE WS
Security Exchange Name	NYSE